UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.2%

	Shares	Value

CONSUMER DISCRETIONARY — 10.2%
Carnival	39,150	$2,319,246
Home Depot	11,970	2,364,315
Lear	12,640	2,276,843
Marriott International, Cl A	23,310	2,979,950
Royal Caribbean Cruises	21,280	2,399,533

		12,339,887

CONSUMER STAPLES — 11.5%
Archer-Daniels-Midland	39,810	1,921,230
Conagra Brands	88,880	3,262,785
Costco Wholesale	11,860	2,593,901
Marine Harvest ADR	123,445	2,704,063
Walmart	39,580	3,531,723

		14,013,702

ENERGY — 10.2%
Andeavor	25,110	3,768,006
Andeavor Logistics (A)	64,420	2,933,687
Occidental Petroleum	38,310	3,215,358
Suncor Energy	59,540	2,509,016

		12,426,067

FINANCIALS — 12.2%
Bank of N.T. Butterfield & Son	65,920	3,260,403
Citizens Financial Group	63,790	2,537,566
CME Group, Cl A	19,050	3,031,236
JPMorgan Chase	26,990	3,102,501
Progressive	48,740	2,924,887

		14,856,593

HEALTH CARE — 14.6%
Abbott Laboratories	54,730	3,587,004
Bristol-Myers Squibb	55,550	3,263,562
Medtronic	26,830	2,420,871
Merck	36,610	2,411,501
Quest Diagnostics	31,999	3,446,932
STERIS	23,380	2,676,309

		17,806,179

INDUSTRIALS — 10.1%
Boeing	11,980	4,268,474
Caterpillar	16,410	2,359,758

1

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Robert Half International	30,120	$2,281,891
Union Pacific	22,440	3,363,532

		12,273,655

INFORMATION TECHNOLOGY — 17.6%
Apple	26,140	4,974,181
Fidelity National Information Services	26,830	2,766,978
Jack Henry & Associates	19,882	2,678,105
Microchip Technology	22,410	2,093,766
Microsoft	51,418	5,454,421
Texas Instruments	30,380	3,381,902

		21,349,353

MATERIALS — 5.7%
Avery Dennison	29,970	3,436,960
DowDuPont	51,508	3,542,205

		6,979,165

REAL ESTATE — 2.2%
Alexandria Real Estate Equities†	21,010	2,677,515

TELECOMMUNICATION SERVICES — 2.4%
Verizon Communications	56,050	2,894,422

UTILITIES — 2.5%
NextEra Energy	17,730	2,970,484

TOTAL COMMON STOCK (Cost $96,804,561)		120,587,022

TOTAL INVESTMENTS— 99.2% (Cost $96,804,561)		$120,587,022

Percentages are based on Net Assets of $121,613,260.

†	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At July 31, 2018 these securities amounted to $2,933,687 or 2.4% of net assets.

ADR — American Depositary Receipt

2

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JULY 31, 2018 (Unaudited)

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1100

3

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%‡

	Shares	Value

CONSUMER DISCRETIONARY — 14.2%
Amazon.com *	2,174	$3,864,155
Aptiv PLC *	8,540	837,518
Carnival	16,980	1,005,895
Home Depot	8,975	1,772,742
Marriott International, Cl A	8,330	1,064,907
Walt Disney	7,690	873,276

		9,418,493

CONSUMER STAPLES — 3.5%
Constellation Brands, Cl A	5,465	1,148,907
Costco Wholesale	5,555	1,214,934

		2,363,841

ENERGY — 4.4%
Andeavor	9,930	1,490,096
EOG Resources	10,910	1,406,735

		2,896,831

FINANCIALS — 5.9%
CME Group, Cl A	5,200	827,424
Comerica	13,190	1,278,638
Progressive	15,480	928,955
S&P Global	4,550	912,002

		3,947,019

HEALTH CARE — 16.2%
Biogen *	2,265	757,348
Bristol-Myers Squibb	15,000	881,250
Celgene *	13,430	1,209,909
Cooper	6,230	1,622,915
Jazz Pharmaceuticals *	4,651	804,995
Mettler-Toledo International *	2,333	1,382,326
Thermo Fisher Scientific	4,635	1,087,047
UnitedHealth Group	6,935	1,756,081
Vertex Pharmaceuticals *	7,290	1,276,114

		10,777,985

INDUSTRIALS — 12.5%
AMETEK	17,590	1,368,502
Boeing	5,653	2,014,164
Illinois Tool Works	8,525	1,221,888
Ingersoll-Rand	13,270	1,307,228

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Union Pacific	10,690	$1,602,324
United Continental Holdings *	9,620	773,448

		8,287,554

INFORMATION TECHNOLOGY — 39.9%
Adobe Systems *	5,320	1,301,697
Alibaba Group Holding ADR *	4,005	749,856
Alphabet, Cl A *	1,530	1,877,647
Alphabet, Cl C *	2,033	2,474,689
Apple	19,996	3,805,039
Applied Materials	24,780	1,205,052
Cognizant Technology Solutions, Cl A	10,530	858,195
Facebook, Cl A *	15,550	2,683,619
International Business Machines	5,060	733,346
MasterCard, Cl A	7,330	1,451,340
Micron Technology *	12,180	642,982
Microsoft	21,620	2,293,450
PayPal Holdings *	13,950	1,145,853
salesforce.com inc *	13,040	1,788,436
ServiceNow *	5,750	1,011,770
Visa, Cl A	18,390	2,514,648

		26,537,619

MATERIALS — 3.1%
Celanese, Cl A	8,250	974,408
DowDuPont	15,690	1,079,001

		2,053,409

TOTAL COMMON STOCK (Cost $39,164,422)		66,282,751

TOTAL INVESTMENTS— 99.7% (Cost $39,164,422)		$66,282,751

Percentages are based on Net Assets of $66,476,011.

*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JULY 31, 2018 (Unaudited)

PLC — Public Limited Company

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

WCM-QH-001-1500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018